SUPPLEMENT DATED JUNE 16, 2003 TO SUPPLEMENT DATED MAY 29, 2003
                                 TO THE PROSPECTUS
                                        And
                         STATEMENT OF ADDITIONAL INFORMATION
                                        of
                                THE INTEGRITY FUNDS
                                dated May 23, 2003


I. ON PAGE 13 OF THE PROSPECTUS AND PAGE 16 OF THE STATEMENT OF ADDITIONAL INFORMATION UNDER THE SECTION(S) ENTITLED "DISTRIBUTOR", PLEASE NOTE THE
      FOLLOWING:

         As the result of the acquisition of the management rights of the Canandaigua Funds (the "Funds") by Integrity Mutual Funds Inc., ("Integrity), ND Capital, Inc., a wholly-owned subsidiary of Integrity, will act as the distributor for the Funds beginning on June 17th, 2003.